Rent Expense Excluding Real Estate Taxes CAM Charges Insurance Deferred Lease Incentives and Other Expenses Related to Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Minimum And Contingent Rental Expense [Line Items]
Total minimum and contingent rent expense	$ 6,190	$ 4,712	$ 6,446	$ 4,750	$ 3,607
Related Parties
Minimum And Contingent Rental Expense [Line Items]
Minimum rent expense	1,388	1,312	1,749	1,663	1,622
Contingent rent expense	177	181	472	409	420
Total minimum and contingent rent expense	1,565	1,493	2,221	2,072	2,042
Non Related Party
Minimum And Contingent Rental Expense [Line Items]
Minimum rent expense	4,234	2,830	4,028	2,582	1,483
Contingent rent expense	391	389	197	96	82
Total minimum and contingent rent expense	$ 4,625	$ 3,219	$ 4,225	$ 2,678	$ 1,565